UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05215)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2011

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments:

Putnam Tax Exempt Money Market Fund

The fund's portfolio
6/30/11 (Unaudited)

Key to holding's abbreviations
FNMA Coll. — Federal National Mortgage Association Collateralized
LOC — Letter of Credit
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (98.1%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (2.0%)

Mobile, Special Care Fac. Fin. Auth. VRDN (Infirmary Hlth. Syst.), Ser. A, 0.07s, 2/1/40 (Bank of Nova Scotia (LOC))(M)	VMIG1	$1,000,000	$1,000,000

			1,000,000
California (2.0%)

San Francisco City & Cnty., Multi-Fam. Hsg. VRDN (Post St. Towers), Ser. A, FHLMC Coll., 0.05s, 8/1/30(M)	A-1+	1,000,000	1,000,000

			1,000,000
Connecticut (0.8%)

CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser. U2, 0.04s, 7/1/33(M)	VMIG1	400,000	400,000

			400,000
Georgia (4.4%)

Fayette Cnty., Dev. Auth. Edl. Fac. VRDN (Catholic Ed. North GA, Inc.), 0.18s, 4/1/28 (Wells Fargo Bank, N.A. (LOC))(M)	A-1+	1,000,000	1,000,000

Roswell, Hsg. Auth. Multi-Fam. VRDN (Rosemont Apt.), FHLMC Coll., 0.06s, 1/1/34(M)	A-1+	1,170,000	1,170,000

			2,170,000
Illinois (6.7%)

Channahon, VRDN (Morris Hosp.), Ser. B, 0.08s, 12/1/32 (U.S. Bank, N.A. (LOC))(M)	A-1+	860,000	860,000

IL Dev. Fin. Auth. VRDN (North Shore Country Day), 0.1s, 7/1/33 (Northern Trust Co. (LOC))(M)	VMIG1	900,000	900,000

IL Edl. Fac. Auth. VRDN (Lake Forest Open Lands), 0.1s, 8/1/33 (Northern Trust Co. (LOC))(M)	A-1+	800,000	800,000

IL Fin. Auth. VRDN (Saint Xavier U.), 0.5s, 10/1/40 (LaSalle Bank, N.A. (LOC))(M)	A-1	760,000	760,000

			3,320,000
Indiana (5.3%)

IN State Dev. Fin. Auth. Ed. Fac. VRDN (IN Museum of Art), 0.08s, 2/1/39 (Bank One, N.A. (LOC))(M)	VMIG1	1,000,000	1,000,000

IN State Fin. Auth. VRDN, (Lease Appropriation), Ser. A, 0.06s, 2/1/35(M)	VMIG1	645,000	645,000

IN State Fin. Auth. Edl. Fac. VRDN (Depauw U.), Ser. A, 0.08s, 7/1/36 (Northern Trust Co. (LOC))(M)	VMIG1	1,000,000	1,000,000

			2,645,000
Kansas (2.0%)

KS State Dev. Fin. Auth. Hlth. Fac. VRDN (Deaconess Long Term Care), Ser. C, 0.12s, 5/15/30 (JPMorgan Chase Bank (LOC))(M)	VMIG1	965,000	965,000

			965,000
Maryland (3.6%)

County of Howard Commercial Paper 0.16s, 7/6/11	A-1+	500,000	500,000

Johns Hopkins University Commercial Paper Ser. A, 0.26s, 7/5/11	A-1+	1,000,000	1,000,000

MD State Trans. Auth. VRDN (Baltimore/WA Arpt.), Ser. A, 0.07s, 7/1/13 (State Street Bank & Trust Co. (LOC))(M)	A-1+	265,000	265,000

			1,765,000
Massachusetts (2.0%)

Massachusetts Health & Educational Facilities Authority Commercial Paper (Harvard University) 0.14s, 8/1/11	A-1+	1,000,000	1,000,000

			1,000,000
Michigan (3.9%)

Michigan State Hosp. Fin. Auth. Commercial Paper (Trinity Health) Ser. 09-C, 0.29s, 7/5/11	A-1+	1,000,000	1,000,000

U. of MI VRDN (Hosp.), Ser. B, 0.05s, 12/1/37(M)	A-1+	950,000	950,000

			1,950,000
Minnesota (2.0%)

Minnanoka & Ramsey Cntys., North Suburban Hosp. Dist. VRDN (Hlth. Ctr.), 0.13s, 8/1/14 (Wells Fargo Bank, N.A. (LOC))(M)	A-1+	700,000	700,000

New Ulm, Hosp. Fac. VRDN (Hlth. Ctr. Syst.), 0.13s, 8/1/14 (Wells Fargo Bank N.A. (LOC))(M)	A-1+	300,000	300,000

			1,000,000
Missouri (1.8%)

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The))
Ser. A, 0.07s, 9/1/30(M)	VMIG1	400,000	400,000
Ser. B, 0.07s, 9/1/30(M)	VMIG1	500,000	500,000

			900,000
Montana (1.6%)

MT Fac. Fin. Auth. VRDN (Sisters of Charity), Ser. A, 0.05s, 12/1/25(M)	VMIG1	800,000	800,000

			800,000
Nevada (3.0%)

Reno, Sales Tax VRDN, 0.04s, 6/1/42 (Bank of NY Mellon (LOC))(M)	VMIG1	500,000	500,000

Truckee Meadows Wtr. Auth. Commercial Paper 0.18s, 9/6/11	A-1+	1,000,000	1,000,000

			1,500,000
New Hampshire (2.4%)

NH Hlth. & Ed. Fac. Auth. VRDN (Dartmouth College), Ser. A, 0.24s, 6/1/31(M)	VMIG1	600,000	600,000

NH State Bus. Fin. Auth. VRDN (Foundation For Seacoast Hlth.), Ser. A, 0.18s, 6/1/28 (Bank of America, N.A. (LOC))(M)	A-1	605,000	605,000

			1,205,000
New Jersey (2.0%)

NJ Hlth. Care Fac. Fin. Auth. VRDN (Somerset Med. Ctr.), 0.06s, 7/1/24 (T.D. Bank, N.A. (LOC))(M)	VMIG1	970,000	970,000

			970,000
New York (2.8%)

Monroe Cnty., Indl. Dev. Agcy. Civic Fac. VRDN
(Cherry Ridge Appartments, LLC), 0.07s, 1/1/35 (HSBC Bank USA, N.A. (LOC))(M)	A-1+	195,000	195,000
(Cherry Ridge Assisted Living), 0.07s, 1/1/35 (HSBC Bank USA, N.A. (LOC))(M)	A-1+	190,000	190,000

NY City, Cultural Resource VRDN (Alvin Ailey Dance Foundation), 0.06s, 7/1/33 (Citibank, N.A. (LOC))(M)	VMIG1	1,000,000	1,000,000

			1,385,000
North Carolina (9.5%)

Greensboro, VRDN (Pub. Impt.), Ser. B, 0.2s, 2/1/23(M)	VMIG1	885,000	885,000

NC Cap. Fin. Agcy. Edl. Fac. VRDN (Wake Forrest U.), Ser. B, 0.06s, 1/1/18(M)	VMIG1	945,000	945,000

North Carolina Captial Facilities Finance Agency Commercial Paper (Duke University) Ser. A1&2, 0.22s, 7/15/11	A-1+	1,000,000	1,000,000

U. of NC Chapel Hill VRDN, Ser. C, 0.26s, 12/1/25(M)	VMIG1	910,000	910,000

Wake Cnty., VRDN, Ser. A, 0.06s, 3/1/26(M)	VMIG1	1,000,000	1,000,000

			4,740,000
Ohio (2.1%)

Columbus, Swr. VRDN, Ser. B, 0.05s, 6/1/32(M)	VMIG1	910,000	910,000

Warren Cnty., Hlth. Care Fac. VRDN (Otterbein Homes), 0.1s, 7/1/31 (U.S. Bank, N.A. (LOC))(M)	A-1+	140,000	140,000

			1,050,000
Oklahoma (2.5%)

OK State Cap. Impt. Auth. State Facs. Auth. VRDN (Higher Ed.), Ser. D4, 0.25s, 7/1/34(M)	VMIG1	400,000	400,000

OK State Tpk. Auth. VRDN, Ser. E, 0.04s, 1/1/28(M)	VMIG1	850,000	850,000

			1,250,000
Pennsylvania (1.9%)

Delaware River Port Auth. PA & NJ VRDN, Ser. B, 0.06s, 1/1/26 (T.D. Bank, N.A. (LOC))(M)	VMIG1	935,000	935,000

			935,000
Tennessee (4.8%)

Chattanooga, Hlth. Edl. & Hsg. Fac. Board VRDN (Catholic Hlth. Initiatives), Ser. C, 0.06s, 5/1/39(M)	VMIG1	800,000	800,000

Hendersonville, Indl. Dev. Board Multi-Fam. Hsg. VRDN (Windsor Park), FNMA Coll., 0.11s, 2/15/28(M)	A-1+	970,000	970,000

Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board VRDN (Vanderbilt U.), Ser. A-1, 0.06s, 10/1/44(M)	VMIG1	600,000	600,000

			2,370,000
Texas (14.3%)

Denton, Indpt. School Dist. VRDN, Ser. 05-A, 0.09s, 8/1/35(M)	A-1	1,000,000	1,000,000

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas Med. Ctr.), Ser. B-1, 0.04s, 9/1/31 (JPMorgan Chase Bank (LOC))(M)	VMIG1	800,000	800,000

Harris Cnty., Hlth. Fac. Dev. Corp. VRDN (Texas Childrens), Ser. B-1, 0.1s, 10/1/29(M)	VMIG1	970,000	970,000

Houston, Indpt. School Dist. VRDN (Schoolhouse), PSFG, 0.13s, 6/15/31(M)	VMIG1	780,000	780,000

Katy, Indpt. School Dist. VRDN (School Bldg.), PSFG, 0.11s, 8/15/33(M)	VMIG1	800,000	800,000

San Antonio, Edl. Fac. Corp. VRDN (Trinity U.), 0.05s, 6/1/33(M)	A-1	300,000	300,000

Texas Technical University Commercial Paper Ser. A, 0.16s, 9/8/11	A-1+	500,000	500,000

TX State VRDN (Veterans Hsg. Assistance II), Ser. D, 0.1s, 12/1/36 (Sumitomo Trust & Banking Co. (LOC))(M)	VMIG1	975,000	975,000

University of Texas System Board of Regents Rev. Fin. Syst. Commercial Paper Ser. A, 0.25s, 8/1/11	A-1+	1,000,000	1,000,000

			7,125,000
Utah (1.6%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.04s, 5/15/37(M)	VMIG1	785,000	785,000

			785,000
Virginia (5.6%)

Cap. Beltway Funding Corp. VRDN (495 Hot Lanes), Ser. C, 0.05s, 12/31/47 (National Australia Bank (LOC))(M)	VMIG1	1,000,000	1,000,000

James Cnty., Indl. Dev. Auth. VRDN (Multi Fam. - Chambrel), FNMA Coll., 0.25s, 11/15/32(M)	A-1+	805,000	805,000

University of Virginia Commercial Paper Ser. 03-A, 0.16s, 7/5/11	A-1+	1,000,000	1,000,000

			2,805,000
Washington (3.5%)

WA State Hsg. Fin. Comm. Non Profit VRDN
(Northwest School), 0.42s, 6/1/32 (Bank of America, N.A. (LOC))(M)	VMIG1	700,000	700,000
(St. Vincent De Paul), Ser. A, 0.11s, 2/1/31 (Wells Fargo Bank, N.A. (LOC))(M)	A-1+	1,060,000	1,060,000

			1,760,000
Wisconsin (2.0%)

WI State Hlth. & Edl. Fac. Auth. VRDN (Wheaton Franciscan Svcs.), Ser. B, 0.06s, 8/15/33 (U.S. Bank, N.A. (LOC))(M)	VMIG1	1,000,000	1,000,000

			1,000,000
Wyoming (2.0%)

Gillette, Poll. Control VRDN, 0.06s, 1/1/18 (Barclays Bank PLC (LOC))(M)	P-1	500,000	500,000

Sweetwater Cnty., Poll. Control VRDN (Pacific Corp.), Ser. A, 0.05s, 7/1/15 (Barclays Bank PLC (LOC))(M)	VMIG1	500,000	500,000

			1,000,000
TOTAL INVESTMENTS

Total investments (cost $48,795,000)(b)			$48,795,000

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through June 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $49,726,309.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(M)	The security's effective maturity date is less than one year.
	The rates shown on VRDN are the current interest rates at the close of the reporting period.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	27.2%
	Education	24.6
	Local Government	10.0
	Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$48,795,000	$—

Totals by level	$—	$48,795,000	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2011